Long-Term Debt (Revolving Credit Facilities) (Details) - USD ($)		3 Months Ended		6 Months Ended
	Oct. 15, 2013	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Oct. 02, 2014	Sep. 29, 2014	Oct. 16, 2013	Jul. 17, 2012
Debt Instrument [Line Items]
Long-term debt		$ 1,650,394,000		$ 2,011,874,000
Borrowings on revolving credit facility				215,000,000	$ 0
Repayments of Long-term Lines of Credit				332,500,000	$ 269,000,000
Loans [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding				$ 0
Loans [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 45,000,000
Revolving Credit Facility [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity								$ 300,000,000
Line of Credit Facility, Difference Between Current Borrowing Capacity and Maximum Borrowing Capacity								200,000,000
Line of Credit Facility, Maximum Borrowing Capacity								500,000,000
Line of Credit Facility, Expiration Date	Oct. 16, 2018
Debt Instrument, Interest Rate, Stated Percentage				2.71%
Borrowings on revolving credit facility		$ 145,000,000	$ 269,000,000
Repayments of Long-term Lines of Credit				$ 125,000,000
Debt Instrument, Interest Rate, Effective Percentage				2.97%
Revolving Credit Facility [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity						$ 900,000,000
Line of Credit Facility, Maximum Borrowing Capacity						$ 1,400,000,000
Line of Credit Facility, Expiration Date					Oct. 02, 2019
Line of Credit Facility, Remaining Borrowing Capacity				$ 353,100,000
Line of Credit Facility, Amount Outstanding				$ 0
Revolving Credit Facility [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity							500,000,000		$ 300,000,000
Line of Credit Facility, Maximum Borrowing Capacity							750,000,000
Line of Credit Facility, Expiration Date				Sep. 29, 2019
Line of Credit Facility, Remaining Borrowing Capacity				$ 229,200,000
Long-term debt				7,500,000
Letters of Credit Outstanding, Amount				$ 54,200,000
Debt Instrument, Interest Rate, Effective Percentage				5.41%
Revolving Credit Facility [Member] | Minimum [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage					0.25%
Line of Credit Facility, Commitment Fee Percentage					1.50%
Revolving Credit Facility [Member] | Minimum [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage				1.50%
Line of Credit Facility, Commitment Fee Percentage				0.25%
Revolving Credit Facility [Member] | Maximum [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage					0.375%
Line of Credit Facility, Commitment Fee Percentage					2.00%
Revolving Credit Facility [Member] | Maximum [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage				2.00%
Line of Credit Facility, Commitment Fee Percentage				0.375%
Revolving Credit Facility [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity				$ 279,300,000
Line of Credit Facility, Amount Outstanding				20,000,000
Letters of Credit Outstanding, Amount				700,000
Revolving Credit Facility [Member] | Loans [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								10,000,000
Revolving Credit Facility [Member] | Standby Letters of Credit [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 25,000,000
Letter of Credit [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount				$ 64,200,000
Letter of Credit [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 500,000,000
Base Rate [Member] | Revolving Credit Facility [Member] | Minimum [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.75%
Base Rate [Member] | Revolving Credit Facility [Member] | Minimum [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						0.50%
Base Rate [Member] | Revolving Credit Facility [Member] | Minimum [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				0.50%
Base Rate [Member] | Revolving Credit Facility [Member] | Maximum [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
Base Rate [Member] | Revolving Credit Facility [Member] | Maximum [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						1.00%
Base Rate [Member] | Revolving Credit Facility [Member] | Maximum [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				1.00%
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	LIBOR
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis					LIBOR
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis				LIBOR
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member] | Minimum [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member] | Minimum [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					1.50%
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member] | Minimum [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				1.50%
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member] | Maximum [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.75%
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member] | Maximum [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate					2.00%
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member] | Maximum [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.00%